Pension and Post-retirement Plans - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension obligations
Change in plans' benefit obligations
Pension plan's benefit obligation at beginning of period	$ 126,620	$ 110,410
Service cost	4,455	3,929	$ 4,135
Interest cost	2,740	2,772	3,026
Actuarial (gain) loss	(7,363)	8,391
Benefits paid	(4,211)	(1,558)
Curtailment	0	(4,078)
Contractual termination benefits	0	915
Transfer from other plans	706	479
Foreign currency exchange rate changes	(2,533)	5,360
Pension plan's benefit obligation at end of period	120,414	126,620	110,410
Change in pension plans assets
Fair value of plan assets at beginning of period	123,950	105,358
Return on plans assets	(2,228)	10,936
Employer contributions	3,542	3,487
Benefits paid	(4,211)	(1,558)
Transfer payments	706	479
Foreign currency exchange rate changes	(2,434)	5,248
Fair value of plan assets at end of period	119,325	123,950	105,358
Under-funded balance	(1,089)	(2,670)
Accrued post-retirement plan liability	(1,089)	(2,670)
Cumulative actuarial gain (loss)	1	1,658
Post-retirement healthcare obligations
Change in plans' benefit obligations
Pension plan's benefit obligation at beginning of period	33,478	31,273
Service cost	2,324	1,616	1,582
Interest cost	782	870	1,029
Actuarial (gain) loss	(1,133)	1,131
Benefits paid	(706)	(1,766)
Foreign currency exchange rate changes	71	354
Pension plan's benefit obligation at end of period	34,816	33,478	31,273
Change in pension plans assets
Fair value of plan assets at beginning of period	0	0
Employer contributions	673	1,742
Participant contributions	33	24
Benefits paid	(706)	(1,766)
Fair value of plan assets at end of period	0	0	$ 0
Under-funded balance	(34,816)	(33,478)
Accrued liabilities	(832)	(1,946)
Other long-term liabilities	(33,984)	(31,532)
Accrued post-retirement plan liability	(34,816)	(33,478)
Cumulative actuarial gain (loss)	(271)	(1,523)
Prior service credit	15,031	18,511
Total	$ 14,760	$ 16,988